INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 7,440	$ 5,253
Research and development tax credits	543	365
Capitalized research and development	1,319	872
Accruals and reserves	502	528
Inventory allowance	687	684
Lease liability	242	283
Other	58	36
Total deferred tax assets	10,791	8,021
Valuation allowance	(10,483)	(7,648)
Deferred tax assets net of valuation allowance	308	373
Depreciation and amortization	(85)	(123)
Right-of-use asset	(223)	(250)
Total deferred tax liabilities	(308)	(373)
Net deferred tax assets